CERTAIN TRANSACTIONS (Details) - USD ($) $ in Millions		3 Months Ended
	Mar. 02, 2016	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016
Noncash Or Part Noncash Acquisitions [Line Items]
Less Debt Issuance Cost		$ (110)		$ (115)
Acquisition costs		0	$ 24
Rimsa [Member]
Noncash Or Part Noncash Acquisitions [Line Items]
Gross Contractual Amount Receivable	$ 47
Receivable Not Expected To Be Collected	3
Actavis [Member]
Noncash Or Part Noncash Acquisitions [Line Items]
Net Debt Proceeds		20,300
Cash On Hand Consideration		8,100
Less Debt Issuance Cost		100
Total Equity Issuance Costs		200
Gross Contractual Amount Receivable		3,347
Receivable Not Expected To Be Collected		102
Litigation Matters Assumed By Teva		524
Other Current Assets Related To Divestitures		$ 1,647
Shares Adjusted DiscountRate		5.80%
Net Proceeds From FTC Actavis Divest		$ 677
CapitalLossFromFTC Actavis Divest		$ 52
Actavis Therty Year Notes [Member]
Noncash Or Part Noncash Acquisitions [Line Items]
The Effective average interest rate of the newly issued notes		2.32%
Actavis Debt Issuances Cur Dolar [Member]
Noncash Or Part Noncash Acquisitions [Line Items]
Proceeds From Issuance Of Debt		$ 15,000
Actavis Debt Issuances Cur Euro [Member]
Noncash Or Part Noncash Acquisitions [Line Items]
Proceeds From Issuance Of Debt		4,000
Actavis Debt Issuances Cur Chf [Member]
Noncash Or Part Noncash Acquisitions [Line Items]
Proceeds From Issuance Of Debt		1,000
Actavis Debt Issuances Cur Total [Member]
Noncash Or Part Noncash Acquisitions [Line Items]
Proceeds From Issuance Of Debt		20,400
Anda [Member]
Noncash Or Part Noncash Acquisitions [Line Items]
Cash Consideration		500
Consideration Adjustment		42
Regeneron [Member]
Noncash Or Part Noncash Acquisitions [Line Items]
Research And Development Costs		1,000
Upfront Payment		250
Celltrion [Member]
Noncash Or Part Noncash Acquisitions [Line Items]
Payment		160
Refundable Payment		$ 60
Takeda [Member]
Noncash Or Part Noncash Acquisitions [Line Items]
Japanese Business Venture Minority Interest	$ 1,600